Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income including non-controlling interests	$ 2,394.6		$ 2,045.2	$ 1,911.9
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital losses (gains)	64.5		(80.4)	8.8
Depreciation and amortization	671.3		629.0	569.1
Debt fair value amortization	(30.1)		(53.2)	(39.4)
Equity in earnings of affiliates, net	(30.5)		(39.4)	(43.6)
Stock-based compensation expense	180.6		163.8	127.1
Reduction of reserve for anticipated future losses on discontinued products	0.0		0.0	(86.0)
Reversal of allowance and gain on sale of reinsurance recoverable	0.0		0.0	(49.4)
Amortization of net investment premium	84.2		71.6	58.5
Loss on early extinguishment of long-term debt	0.0		181.2	0.0
Pension settlement charge	0.0	[1]	111.6	0.0
Changes in assets and liabilities:
Accrued investment income	(3.8)		(12.8)	2.5
Premiums due and other receivables	(542.5)		(866.4)	(261.7)
Income taxes	30.6		(154.1)	52.0
Other assets and other liabilities	604.5		551.0	26.5
Health care and insurance liabilities	442.7		825.7	2.4
Net cash provided by operating activities	3,866.1		3,372.8	2,278.7
Cash flows from investing activities:
Proceeds from sales and maturities of investments	12,298.8		9,484.3	13,382.0
Cost of investments	(12,942.8)		(10,803.9)	(13,178.4)
Additions to property, equipment and software	(362.9)		(369.6)	(479.1)
Cash used for acquisitions, net of cash acquired	(20.6)		(440.5)	(1,644.3)
Net cash used for investing activities	(1,027.5)		(2,129.7)	(1,919.8)
Cash flows from financing activities:
Repayment of long-term debt	(228.8)		(1,797.8)	0.0
Issuance of long-term debt	0.0		1,482.4	0.0
Net (repayment) issuance of short-term debt	(500.0)		500.0	0.0
(Withdrawals) net of deposits and interest credited to investment contracts	(34.8)		1.7	(5.5)
Common shares issued under benefit plans, net	(143.2)		(60.3)	11.8
Stock-based compensation tax benefits	53.3		41.3	83.4
(Settlements) proceeds from repurchase agreements	(201.6)		201.6	0.0
Common shares repurchased	(296.3)		(1,218.1)	(1,407.7)
Dividends paid to shareholders	(348.7)		(320.6)	(278.7)
Collateral (paid) received on interest rate swaps	(25.3)		(77.3)	39.9
(Distributions) contributions, non-controlling interests	(9.3)		12.1	31.0
Net cash used for financing activities	(1,734.7)		(1,235.0)	(1,525.8)
Net increase (decrease) in cash and cash equivalents	1,103.9		8.1	(1,166.9)
Cash and cash equivalents, beginning of period	1,420.4		1,412.3	2,579.2
Cash and cash equivalents, end of period	$ 2,524.3		$ 1,420.4	$ 1,412.3

[1]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2015 or 2013. Refer to Note 12 beginning on page 118 for additional information on the pension settlement charge.